UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     August 02, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $109,759 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES   CL A             008190100    18064   350000 SH       SOLE                   350000        0        0
AMERICAN DENTAL PARTNERS       COM              025353103     3481   228100 SH       SOLE                   228100        0        0
AMERICAS CAR MART INC          COM              03062T105    11711   576600 SH       SOLE                   576600        0        0
COLUMBIA LABS INC              COM              197779101     1750   500000 SH       SOLE                   500000        0        0
COMPUGEN LTD                   ORD              M25722105      875   302900 SH       SOLE                   302900        0        0
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204     7070   500000 SH       SOLE                   500000        0        0
ELKCORP                        COM              287456107     3002   108100 SH       SOLE                   108100        0        0
ENCORE ACQUISITION CO          COM              29255W100     2683   100000 SH       SOLE                   100000        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    11402   200000 SH       SOLE                   200000        0        0
FOSSIL INC                     COM              349882100     7204   400000 SH       SOLE                   400000        0        0
GENITOPE CORP                  COM              37229P507     4740   750000 SH       SOLE                   750000        0        0
I2 TECHNOLOGIES INC            NOTE  5.250%12/1 465754AF6      564   568000 PRN      SOLE                   568000        0        0
MESA AIR GROUP INC             NOTE  2.115% 2/1 590479AD3     3348  6200000 PRN      SOLE                  6200000        0        0
MOSYS INC                      COM              619718109     3669   469200 SH       SOLE                   469200        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      769    16857 SH       SOLE                    16857        0        0
QUICKSILVER RESOURCES INC      COM              74837R104     3681   100000 SH       SOLE                   100000        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    14683   862700 SH       SOLE                   862700        0        0
RETAIL VENTURES INC            COM              76128Y102     5346   300000 SH       SOLE                   300000        0        0
SILVERLEAF RESORTS INC         COM              828395103      923   250000 SH       SOLE                   250000        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502     3450   200000 SH       SOLE                   200000        0        0
TYLER TECHNOLOGIES INC         COM              902252105     1344   120000 SH       SOLE                   120000        0        0